ACCOUNTING PRINCIPLES AND POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
ACCOUNTING PRINCIPLES AND POLICIES [Abstract]
Basis of preparation and going concern assumption	BASIS OF PREPARATION AND GOING CONCERN ASSUMPTION
The consolidated financial statements are prepared in accordance with the International Financial Reporting Standards, or IFRS, issued by the International Accounting Standards Board, or IASB, and the interpretations issued by the IASB’s International Financial Reporting Interpretation Committee. The consolidated financial statements provide a general overview of our activities and the results achieved and have been prepared on a going concern basis.
Management exercises its judgement in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 2.5.
These financial statements are presented in U.S. dollars, or $, and rounded to the nearest thousand U.S. dollars ($ ‘000), unless otherwise stated.
Going Concern
In preparing the consolidated financial statements, the Board of Directors is responsible for assessing the Group’s ability to continue as a going concern, disclosing, as applicable, matters related to going concern and using the going concern basis of accounting unless the Board of Directors either intends to liquidate the Group or to cease operations, or has no realistic alternative but to do so. These consolidated financial statements have been prepared for the Group as a going concern.
The 2022 year-end cash balance (including restricted cash) of $208.7 million is expected to fund the Company for more than twelve months from the date of this report.
So far, we have not experienced any noteworthy disruption to our supply chain and none of the Company’s (external) production facilities/sales locations have been closed. The receipts from commercial supply of product to our partners in Latin America, South Korea and Israel and proceeds from direct sales in the United States and Europe currently generate more cash than the Company requires for day to day expenses and to supply those sales, and thus the surplus cash generated will support our capital expenditure plans and financial reserves further.
The Board of Directors anticipate significant investments in the preparations of the launch of leniolisib, expected in 2023. These investments will have a negative effect on the profit in 2023. Consequently, the Company expects the cash and cash equivalents to reduce during the year as the Company invests in its future. Expected revenue for leniolisib, if approved, will increase significantly from 2023 and onwards. The Company remains confident in the robustness of RUCONEST® sales, in the expansion of its pipeline and the addition of leniolisib, if approved for the treatment of APDS.
Presently, however, no further assurance can be given on either the timing or size of future profits. In addition, in the event that the Company needs to raise capital by issuing additional shares, shareholders’ equity interests may be diluted as to voting power, and their interests as to value will depend on the price at which such issues are made. The Company currently sees no further need to raise capital to support its current operations, but may take an opportunity to do so in either equity issue or through an expansion of the current convertible debt or to raise debt, or through a combination of such instruments, to support an acquisition or in-licensing of additional assets, if appropriate terms can be obtained that are in the best interests of shareholders.
Overall, based on the outcome of this assessment, our 2022 financial statements have been drawn up on the basis of a going concern assumption.

New and revised IFRS standards	New and revised IFRS standards
The Company applied for the first-time certain amendments, which are effective for annual periods beginning on or after January 1, 2022 as disclosed below.
•Amendments to IFRS 3: Reference to the conceptual framework;
•Amendments to IAS 16: Property, plant and equipment - Proceeds before intended use;
•Amendments to IAS 37: Onerous contracts - cost of fulfilling a contract;
•Amendments included in the Annual Improvements to IFRS Accounting Standards 2018-2020 Cycle relating to IFRS 1, IFRS 9, IFRS 16 and IAS 41.
Their adoption has not had any material impact on the disclosures or on the amounts reported in these financial statements. The Company has not early adopted any other standard, interpretation or amendment that has been issued but not yet effective.
The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements, which the Group intends to adopt, if applicable, when they become effective, are disclosed below.
•IFRS 17: Insurance contracts.
•Amendments to IFRS 10 and IAS 28: Sale or contribution of assets between investors and its associate or joint venture.
•Amendments to IAS 1: Classification of Liabilities as Current or Non-current.
•Amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of accounting policies.
•Amendments to IAS 8: Definition of accounting estimates.
•Amendments to IAS 12: Deferred tax related to assets and liabilities arising from a single transaction.
Management does not expect that the adoption of the Standards listed above will have a material impact on the financial statements of the Company in future periods.

Business combinations
Business combinations
Business combinations are accounted for using the acquisition accounting method. Identifiable assets, liabilities and contingent liabilities acquired are measured at fair value at acquisition date. The consideration transferred is measured at fair value and includes the fair value of any contingent consideration. Where the consideration transferred exceeds the fair value of the net assets, liabilities and contingent liabilities acquired, the excess is recorded as goodwill. The costs of acquisition are recognized as an expense.

Foreign currency translation
Foreign currency translation
In preparing the financial statements of the Group, transactions in currencies other than the entity’s functional currency (foreign currencies) are recognized at the rates of exchange prevailing on the dates of the transactions. At each reporting date, monetary assets and liabilities that are denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items carried at fair value that are denominated in foreign currencies are translated at the rates prevailing at the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.
Exchange differences are recognized in profit or loss in the period in which they arise except for:
•Exchange differences on foreign currency borrowings relating to assets under construction for future productive use, which are included in the cost of those assets when they are regarded as an adjustment to interest costs on those foreign currency borrowings;
•Exchange differences on transactions entered into to hedge certain foreign currency risks (see below under financial instruments/hedge accounting);
•Exchange differences on monetary items receivable from or payable to a foreign operation for which settlement is neither planned nor likely to occur in the foreseeable future (therefore forming part of the net investment in the foreign operation), which are recognized initially in other comprehensive income and reclassified from equity to profit or loss on disposal or partial disposal of the net investment.
For the purpose of presenting consolidated financial statements in U.S. dollars, the assets and liabilities of the Group’s operations having Euro as functional currency are translated at exchange rates prevailing on the reporting date. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the date of transactions are used. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in a foreign exchange translation reserve.
The EUR/$ exchange rate applied at December 31, 2022, December 31, 2021 and December 31, 2020 was 1.0667, 1.1334 and 1.228 respectively. The average exchange rate applied in 2022, 2021 and 2020 was 1.0543, 1.1860 and 1.1426 respectively.

Distinction between current and non-current
Distinction between current and non-current
An item is classified as current when it is expected to be realized (settled) within 12 months after the end of the reporting year. Liabilities are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the end of the reporting year.

Intangible assets acquired separately
Intangible assets acquired separately
Intangible assets, or IFA, acquired separately are measured at historical cost. The cost of intangible assets acquired in a business combination is recognized and measured at fair value as at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses.
Intangible assets with finite lives are amortized over the useful life and assessed for impairment whenever there is an indication that the intangible assets may be impaired and at the end of each reporting period. The estimated useful lives, residual values and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis. Changes in the expected useful life, according to the straight-line method, or the expected pattern of consumption of future economic benefits embodied in the asset is accounted for by changing the amortization period or method, as appropriate, and treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statement of income in the relevant expense category consistent with the function of the intangible asset.
Intangible assets are also recognized through the capitalization of certain types of expenditure, including particularly pharmaceutical research and development expenses. These are discussed in more detail under the “Internally-generated intangible assets – research and development expenditure” section of this Note.
The remaining amortization periods for intangible assets at December 31, 2022 are:

Amortization period
Category	Description	Total	Remaining
Transgenic technology	Patents and licenses	6 to 10 years	Divested
RUCONEST® for HAE (EU)	Development costs	10 years	Fully amortized
RUCONEST® for HAE (U.S.)	Re-acquired commercial rights	20 years	14 years
RUCONEST® for HAE (EU)	Re-acquired commercial rights	12 years	9 years
Software expenses	Development costs	3 to 5 years	2 to 5 years
Development costs*	Development costs	Not yet in use	Not yet in use
* Regarding acquired assets for Pompe and Fabry’s disease and internal generated assets for modifications of RUCONEST®
The Company’s original transgenic technology has been fully amortized and now has a carrying value of nil. The Company is developing new transgenic technology based on own technology that has been patented and is also using externally developed technology to produce certain founder transgenic animals. The new technology, if capitalized upon completion, will be amortized over its then useful life.
Internally-generated intangible assets – research and development expenditure
Expenditure on research activities is recognized as an expense in the period in which it is incurred. An internally-generated intangible asset arising from development (or from the development phase of an internal project) is recognized if, and only if, all of the following conditions have been demonstrated:
•The technical feasibility of completing the intangible asset so that it will be available for use or sale
•The intention to complete the intangible asset and use or sell it
•The ability to use or sell the intangible asset
•How the intangible asset will generate probable future economic benefits
•The availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset
•The ability to measure reliably the expenditure attributable to the intangible asset during its development
The amount initially recognized for internally-generated intangible assets is the sum of the expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. Where no internally generated intangible asset can be recognized, development expenditure is recognized in profit or loss in the period in which it is incurred.
Subsequent to initial recognition, internally-generated intangible assets are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.
Intangible assets acquired in a business combination
Intangible assets acquired in a business combination and recognized separately from goodwill are recognized initially at their fair value at the acquisition date (which is regarded as their cost). Subsequent to initial recognition, intangible assets acquired in a business combination are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.
Derecognition of intangible assets
An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.

Biological assets
Biological Assets
Under IAS 41 “Agriculture”, management is required to assess whether ‘biological assets’ which are contributing to production of our cash flows should be accounted for as assets. Management has assessed Pharming’s biological assets and conclude that these do not qualify to be recognized under the relevant standard IAS 41 “Agriculture” due to their uniqueness and very special transgenic nature and thus all relevant costs are expensed through the income statement.

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment is stated at cost less accumulated depreciation charges and accumulated impairment charges. Generally, depreciation is calculated using a straight-line basis over the estimated useful life of the asset. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis. The carrying values of property, plant and equipment are reviewed for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable.
An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal.
Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of income in the year the asset is derecognized. Residual values, useful lives and depreciation methods are reviewed, and adjusted if appropriate, at each financial year-end.
All costs that are directly attributable to bringing an asset to the location and condition necessary for it to be capable of operating in the manner intended by management, will be capitalized. These costs include direct employee benefits, rent and testing costs. Capitalization will be done until the asset is capable of operating in the manner intended by management.
The depreciation periods for property, plant and equipment are:

Category	Depreciation period
Land	Not depreciated
Operational facilities	10-20 years
Leasehold improvements	5-10 years
Machinery and equipment*	5-10 years
Other property, plant & equipment	5-10 years
* Depreciation charges for machinery and equipment are based on actual use of the equipment involved, which is expected to take place in a period before technical expiration

Investments in associates
Investments in associates
An associate is an entity over which the Group has significant influence and that is neither a subsidiary nor an interest in a joint venture. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies. The results and assets and liabilities of associates are incorporated in these financial statements using the equity method of accounting. Under the equity method, an investment in an associate is recognized initially in the consolidated statement of financial position at cost and adjusted thereafter to recognize the Group’s share of the profit or loss and other comprehensive income of the associate.
When the Group’s share of losses of an associate exceeds the Group’s interest in that associate (which includes any long-term interests that, in substance, form part of the Group’s net investment in the associate), the Group discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the associate. The requirements of IAS 36 are applied to determine whether it is necessary to recognize any impairment loss with respect to the Group’s investment in an associate.
When necessary, the entire carrying amount of the investment (including goodwill) is tested for impairment in accordance with IAS 36 as a single asset by comparing its recoverable amount (higher of value in use and fair value less costs of disposal) with its carrying amount. Any impairment loss recognized is not allocated to any asset, including goodwill that forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognized in accordance with IAS 36 to the extent that the recoverable amount of the investment subsequently increases.
When a Group entity transacts with an associate of the Group, profits and losses resulting from the transactions with the associate or joint venture are recognized in the Group’s consolidated financial statements only to the extent of interests in the associate or joint venture that are not related to the Group.

Financial assets
Financial assets
Financial assets are recognized when the Company becomes a party to the contractual provisions of a financial instrument. Financial assets are derecognized when the rights to receive cash flows from the financial assets expire, or if the Company transfers the financial asset to another party and does not retain control or substantially all risks and rewards of the asset. Purchases and sales of financial assets in the normal course of business are accounted for at settlement date (i.e., the date that the asset is delivered to or by the Company).
At initial recognition, the Company measures its financial assets at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition or issue of the financial asset.
After initial recognition, the Company classifies its financial assets as subsequently measured at either i) amortized cost, ii) fair value through other comprehensive income or iii) fair value through profit or loss on basis of both:
•The Company’s business model for managing the financial assets;
•The contractual cash flow characteristics of the financial asset.
Subsequent to initial recognition, financial assets are measured as described below. At each balance sheet date, the Company assesses whether there is objective evidence that a financial asset or a group of financial assets is impaired and recognizes a loss allowance for expected credit losses for financial assets measured at either amortized costs or at fair value through other comprehensive income. If, at the reporting date, the credit risk on financial instrument has not increased significantly since initial recognition, the Company measures the loss allowance for that financial instrument at an amount equal to 12 months of expected credit losses. If, at the reporting date, the credit risk on a financial instrument has increased significantly since initial recognition, the Company measures the loss allowance for the financial instrument at an amount equal to the lifetime expected credit losses.
Financial assets at amortized cost
Financial assets are measured at amortized cost if both i) the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and ii) the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest of on the principal amount outstanding.
A financial asset measured at amortized cost is initially recognized at fair value plus transaction cost directly attributable to the asset. After initial recognition, the carrying amount of the financial asset measured at amortized cost is determined using the effective interest method, less any impairment losses.
Financial assets at fair value through other comprehensive income, or FVTOCI
On initial recognition, the Group may make an irrevocable election (on an instrument-by-instrument basis) to designate investments in equity instruments as at FVTOCI. Investments in equity instruments at FVTOCI are initially measured at fair value plus transaction costs.
Subsequently, they are measured at fair value with gains and losses arising from changes in fair value recognized in other comprehensive income and accumulated in the legal reserve fair value revaluation. The cumulative gain or loss is reclassified to profit or loss on disposal of the equity investments.
Financial assets at fair value through profit and loss, or FVTPL
Financial assets that do not meet the criteria for being measured at amortized cost or FVTOCI are measured at FVTPL.
Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss. The net gain or loss recognized in profit or loss includes any dividend or interest earned on the financial asset and is included in the ‘fair value gain (loss) on revaluation’ line item (Note 12). Fair value is determined in the manner described in Note 12.

Impairment of assets
Impairment of assets
Assets that have an indefinite useful life and assets not yet available for use are not subject to depreciation or amortization and are tested at least annually for impairment. Assets that are subject to depreciation or amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.
An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows. Non-financial assets for which an impairment loss is recorded, are reviewed for possible reversal of the impairment at each reporting date.

Inventories
Inventories
Inventories are stated at the lower of cost and net realizable value. Cost comprises direct materials and, where applicable, direct labor costs and those overheads that have been incurred in bringing the inventories to their present location and condition. Cost is calculated using the First in First out (FIFO) method. Net realizable value represents the estimated selling price less all estimated costs of completion and costs to be incurred in marketing, selling and distribution.

Trade and other receivables
Trade and other receivables
Trade and other receivables are recognized initially at transaction price. Subsequent measurement is at amortized cost using the effective interest method, less the expected credit loss. Trade receivables are amounts due from customers for goods sold in the ordinary course of business. They are generally due for settlement within 30 days and therefore are all classified as current. For trade receivables and contract assets, the Company applies a simplified approach in calculating expected credit loss. The Company assesses the expected credit loss that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment. Due to the short-term nature of the current receivables, their carrying amount is considered to be the same as their fair value.
Cash and cash equivalents	Cash and cash equivalentsCash and cash equivalents are defined as cash on hand, demand deposits and short-term, highly liquid investments (maturity less than 3 months) readily convertible to known amounts of cash and subject to insignificant risk of changes in value. Bank overdrafts are shown within borrowings in current liabilities on the statement of financial position. For the purpose of the statement of cash flow, cash and cash equivalents are net of outstanding bank overdrafts and do not include restricted cash. Restricted cash is cash held on short term deposits with certain banks as security mainly for credit card and is not considered cash and cash equivalents.
Equity
Equity
The Company only has ordinary shares, and these are classified within equity upon issue. Shares transferred in relation to settlement of (convertible) debt are measured at fair value with fair value based on the closing price of the shares on the trading day prior to the settlement date. Equity is recognized upon the recognition of share-based payment expenses; shares issued upon exercise of such options are measured at their exercise price.
Transaction costs associated with an equity transaction are accounted for as a deduction from equity to the extent they are incremental costs directly attributable to the equity transaction that otherwise would have been avoided. Transaction costs related to the issue of a compound financial instrument are allocated to the liability and equity components of the instruments in proportion to the allocation of proceeds.

Financial liabilities
Financial liabilities and borrowings
Financial liabilities are classified as either financial liabilities at fair value through profit or loss (derivative financial liabilities) or financial liabilities at amortized cost (borrowings and trade and other payables). All financial liabilities and borrowings are initially recognized at the fair value of the consideration received less directly attributable transaction costs; transaction costs related to the issue of a compound financial instrument are allocated to the liability and equity components of the instruments in proportion to the allocation of proceeds. After initial recognition, financial liabilities and borrowings are subsequently measured at amortized cost using the effective interest method.
Gains and losses are recognized in the statement of income when the liabilities are paid off or otherwise eliminated as well as through the amortization process. Purchases and sales of financial liabilities are recognized at settlement date.
A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expired. Where an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in the statement of income.

Borrowings
Financial liabilities and borrowings
Financial liabilities are classified as either financial liabilities at fair value through profit or loss (derivative financial liabilities) or financial liabilities at amortized cost (borrowings and trade and other payables). All financial liabilities and borrowings are initially recognized at the fair value of the consideration received less directly attributable transaction costs; transaction costs related to the issue of a compound financial instrument are allocated to the liability and equity components of the instruments in proportion to the allocation of proceeds. After initial recognition, financial liabilities and borrowings are subsequently measured at amortized cost using the effective interest method.
Gains and losses are recognized in the statement of income when the liabilities are paid off or otherwise eliminated as well as through the amortization process. Purchases and sales of financial liabilities are recognized at settlement date.
A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expired. Where an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in the statement of income.

Convertibles bonds
Convertible bonds
The Company has issued convertible bonds. At the time of the issue of bonds itself the split between equity and liability portion has been accounted for. The liability portion of the convertible bonds is the present value of the future cash flows, calculated by discounting the future cash flows of the bonds (interest and principal) at the market rate of interest with the assumption that no conversion option is available. The value of the equity portion will be the difference between the total proceeds received from the bonds and the present value (liability portion).
The equity component is not remeasured after initial recognition.
In the case the Company extinguishes the convertible bonds before maturity through an early redemption or repurchase in which the original conversion privileges are unchanged, the entity allocates the consideration paid and any transaction costs for the repurchase or redemption to the liability and equity components of the convertible bond at the date of the transaction. The method used in allocating the consideration paid and transaction costs to the separate components is consistent with that used in the original allocation to the separate components of the proceeds received by the Company when the convertible instrument was issued. Once the allocation of the consideration is made, any resulting gain or loss is treated as follows:
•the amount of gain or loss relating to the liability component is recognized in profit or loss; and
•the amount of consideration relating to the equity component is recognized in equity
If the convertible bonds are converted before maturity, the amount recognized in equity in respect of the shares issued should be the amount at which the liability for the debt is stated as at the date of conversion.
On conversion of the convertible bonds at maturity, the Company recognizes the liability component and recognizes it as equity. The original equity component remains as equity (although it may be transferred from one line item within equity to another). There is no gain or loss on conversion at maturity date.
The transaction costs that are directly attributable to the convertible bonds are deducted from the initial fair value of the convertible bonds. The transaction costs are allocated between the liability and the equity components in proportion to the allocation of the proceeds. The transaction costs of the liability component are recognized as part of interest costs.

Provisions	ProvisionsProvisions are recognized when there is a present obligation (legal or constructive) as a result of a past event, it is probable that the Group will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (when the effect of the time value of money is material). The expense relating to any provision is presented in the statement of income net of any reimbursement.
Trade and other payables	Trade and other payablesTrade and other payables are initially recognized at fair value. Subsequent measurement is at amortized cost using the effective interest method.
Revenue recognition
Revenue recognition
In order to determine when to recognize revenue and at what amount, the Company applies the following five steps, based on transfer of control over goods to the customer:
1.Identify the contract(s) with a customer;
2.Identify the performance obligations in the contract. Performance obligations are promises in a contract to transfer to a customer goods that are distinct;
3.Determine the transaction price. The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. If the consideration promised in a contract includes a variable amount, an entity must estimate the amount of consideration to which it expects to be entitled in exchange for transferring the promised goods or services to a customer;
4.Allocate the transaction price to each performance obligation on the basis of the relative stand-alone selling prices of each distinct good or service promised in the contract;
5.Recognize revenue when a performance obligation is satisfied by transferring a promised good or service to a customer (which is when the customer obtains control of that good or service). A performance obligation may be satisfied at a point in time (typically for promises to transfer goods to a customer) or over time (typically for promises to transfer services to a customer). For a performance obligation satisfied over time, an entity would select an appropriate measure of progress to determine how much revenue should be recognized as the performance obligation is satisfied.
All of the Group’s revenue from contracts with customers is derived from delivery of goods, specifically vials of pharmaceutical products. The Group does not provide any additional services (including financing services) or equipment to its customers. In accordance with IFRS 15, revenue is recognized when the customer obtains control of the goods. For the Group’s contracts the customer usually obtains control immediately after shipment of the product, which arrives at the customer within a short time frame.
The vast majority of the Group’s contracts for revenue with customers are subject to chargebacks, discounts and/or rebates relating directly to customers or to ultimate reimbursement claims from government or insurance payers. These are accounted for on an estimated net basis, with any actual discounts and rebates used to refine the estimates in due course. These variable elements are deducted from revenue in the same period as the related sales are recorded. Due to the nature of these variable elements, it is not practicable to give meaningful sensitivity estimates due to the large volume of variables that contribute to the overall discounts, rebates and chargebacks accruals.

Costs of sales & Operating costs
Costs of sales
Costs of sales represent all production costs related to product sales, including production costs of the skimmed milk, external manufacturing costs, costs of vials used for product testing and other costs incurred in bringing the inventories to their present location and condition. The costs are measured at their actual costs based on FIFO and incurred to net realizable value if sales price is below actual costs.
Operating costs
Operating costs are expensed as incurred. Costs of research and development cover those activities that are carried out to gain new scientific or technical knowledge and understanding as well as the application of research findings or other knowledge to a plan or design for the production of new or substantially improved products. Costs of general and administrative nature apply to overhead expenses. Costs of marketing and sales relate to all expenses incurred to commercialize the product.

Research and development costs
Research and development costs
Research expenditure is recognized as an expense in the period in which it is incurred. An intangible asset arising from development expenditure on an individual project is recognized only when the following criteria are met:
•The technical feasibility of completing the intangible asset so that it will be available for use or sale is not in doubt;
•The Company has the clear intention and resources to complete the asset, and to use or sell it;
•Its ability to use or sell the asset is not in doubt;
•The probability of future economic benefits is clear at the time of making the decision;
•The availability of resources to complete the development required is not expected to change during the development process;
•It is possible to measure the expenditure reliably during the development.
Technical feasibility and ability to use or sell the asset are, in general, considered probable when the Company estimates that obtaining marketing approval is deemed likely. In practice this is only the case when we have either (i) completed a similar program before on the same therapeutic molecule or combination, or (ii) completed an identical program before on a similar molecule or combination. In other situations, the likelihood of success at each remaining level of clinical development and regulatory approval is assessed and, unless the collective probability is considered high, the criteria is difficult to meet in these circumstances.
Following the initial recognition of the development expenditure, the cost model is applied requiring the asset to be carried at cost less any accumulated amortization and accumulated impairment losses.
Any expenditure capitalized is amortized over the period of expected useful life of the related patents. The carrying value of development costs is reviewed for impairment annually when the asset is not yet in use or more frequently when an indication of impairment arises during the reporting year.
Interest income
Interest income
Interest income is recognized as interest accrues, using the effective interest method. For the purpose of the consolidated statement of cash flows, interest income derived from cash and cash equivalents have been presented as operating cash flows.

Short-term employee benefits
Short-term employee benefits
The Company does not provide any benefits based on financial measurement of the statement of income.
Liabilities for wages and salaries, including non-monetary benefits and accumulating sick leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented under trade and other payables in the balance sheet.

Pension plan
Pension plan
For all Dutch employees, the Company participates in defined contribution pension plans with an independent insurance company. Defined contributions are expensed in the year in which the related employee services are rendered.
Employees in the United States are enabled to participate in a 401k plan, which also qualifies as a defined contribution plan. To become an eligible participant, an employee must complete 6 months of service and attain the age of 18 years. The employer matches 100% of the first 3% the employee contributes to their 401k plan and 50% of any amount over 3% up to 5%. Any employee contribution over 5% is not matched. Costs of the 401k plan are expensed in the year in which the related employee services are rendered.
Share-based payment and Restricted Stock Unit Plan
Share-based payment
The costs of option plans are measured by reference to the fair value of the options on the date on which the options are granted. The fair value is determined using the Black-Scholes model. The costs of these options are recognized in the income statement (share-based compensation) during the vesting period, together with a corresponding increase in equity (other reserves). Share-based payment charges do not affect liabilities or cash flows in the year of expense since all transactions are equity-settled.
Pharming’s employee option plan states that an employee is entitled to exercise the vested options within five years after the date of the grant. The period in which the options become unconditional is defined as the vesting period.
Restricted Stock Unit Plan
For a limited number of board members and officers, restricted stock units are granted free of charge. A maximum number of predetermined shares vest four years after the grant date, provided that the participant to the long-term incentive plan is still in service (continued employment condition).
The fair value is determined to be the market price at the grant date. The costs of the RSU grant are recognized in the income statement during the vesting period.

Long term incentive plan
Long Term Incentive Plan
For a limited number of board members and officers, performance shares are granted free of charge. A maximum number of predetermined shares vest three years after the grant date, provided that the participant to the long-term incentive plan is still in service (continued employment condition), with actual shares to be transferred based on the relative achievement of Pharming’s share price compared to a peer group. The maximum number of shares immediately vests upon a change of control.
The fair value is determined using Monte Carlo simulation. The costs of the LTIP are recognized in the income statement during the vesting period. The fair value at the grant date includes the market performance condition (relative total shareholder return performance) but excludes the three-year service condition.

On December 11, 2020 the LTIP for the Executive Director was implemented. The LTIP has been aligned with prevailing ‘best practices’ and is performance-related only. The performance includes Total Shareholder Return (40% weighing) and achievement of long-term strategy oriented objectives (60% weighing). The Total Shareholders Return is compared to a peer group.
The shares granted to the Executive Director under the LTIP, will vest in 3 years after the grant date, subject to the achievement of targets for a three-year performance period, their relative weightings and the pay-out limits. All shares will be subject to a retention period of 5 years from the date of grant. In order to fully become entitled to the shares vesting under the LTI conditions the participant has to be a member of the Board of Directors as Executive Board Member at the vesting date.
The fair value of the LTIP is determined using the Monte Carlo simulation. The costs of the LTIP are recognized in the income statement during the vesting period. The fair value at the grant date includes the financial performance condition of Pharming compared to the benchmark, the strategic performance condition as well as the service condition.

Leases
Leases
The Group assesses whether a contract is or contains a lease at the inception of the contract. The Group recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is a lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets (such as tablets and personal computers, small items of office furniture and telephones). For these leases the Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which the economic benefits from the leased assets are consumed.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate.
Lease payments included in the measurement of the lease liability comprise:
•Fixed lease payments;
•Variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date.
The lease liability is presented as a separate line in the consolidated balance sheet.
The lease liability is subsequently measured by increasing the carrying amount to reflect the interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.
The Group remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:
•The lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.
•The lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which case the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case, a revised discount rate is used).
•A lease contract is modified, and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of modification.
The Group did not make any such adjustments during the periods presented.
The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before commencement day, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses.
Whenever the Group incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognized and measured under IAS 37. To the extent that the costs relate to a right-of-use asset, the costs are included in the related right-of-use asset, unless those costs are incurred to produce inventories.
Right-of-use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Group expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.
The right-of-use assets are presented as a separate line in the consolidated balance sheet.
The Group applies IAS 36 to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss as described in the ‘Property, Plant and Equipment’ policy.
Variable rents that do not depend on an index or rate are not included in the measurement of the lease liability and the right-of-use asset. The related payments are recognized as an expense in the period in which the event or condition triggers those payments occur.
As a practical expedient, IFRS 16 permits a lessee not to separate non-lease components, and instead account for any lease and associated non-lease components as a single arrangement. The Group has not used this practical expedient. For contracts that contain lease components and one or more additional lease or non-lease components, the Group allocates the consideration in the contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the lease component and the aggregate stand-alone price of the non-lease components. The Group had no such lease arrangements in 2022 and has none at the date of this report.

Income taxes
Income taxes
The income tax expense or credit for the period is the tax payable on the current period’s taxable income based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.
The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Company and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate based on amounts expected to be paid to the tax authorities.
Deferred income tax is provided in full, using the liability method on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined using tax rates that have been enacted or substantially enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled.
Deferred tax assets are recognized only if it is probable that future taxable amounts will be available to use those temporary differences and losses. The Company has assessed all its income tax amounts and provisions in the light of IFRIC 23 Accounting for Uncertain Income Taxes, and has concluded that it is probable that its particular tax treatment will be accepted in all relevant jurisdictions and thus it has determined taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates consistently with the tax treatment included in its income tax filings.
Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity.

Cash flow statement
Cash flow statement
Operating cash flows in the statement of cash flows are reported using the indirect method. Under the indirect method the figure is produced by adjusting the profit and loss by removing the effects of non-cash items and changes in working capital. The Company has chosen the profit before tax as a starting point for the reconciliation as most of the other elements in the net result have a non-cash nature. Payments of the finance lease liabilities related to operating assets and equipment are included in the operating cash flows, whereas all other finance lease liabilities are included in financing cash flows. They are part of the manufacturing costs, thus part of the working capital. This way the statement properly reflects the cash flows.

Earnings per share
Earnings per share
Basic earnings per share are calculated based on the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share are computed based on the weighted average number of ordinary shares outstanding including the dilutive effect of shares to be issued in the future under certain arrangements such as option plans, warrants issued and convertible loan agreements.

Segment reporting
Segment reporting
Operating segments are reported in a manner consistent with the internal reporting of segmental information provided to and used by the chief operating decision-maker function in managing that segment.
As from December 11, 2020, the Executive Members of the Board of Directors, which makes the Company’s strategic decisions, have been identified as the chief operating decision-maker responsible for allocating resources and assessing performance of the operating segments. Up to December 11, 2020, the former Board of Management was the chief operating decision-maker.
Significant accounting judgements and estimates	Significant accounting judgements and estimatesThe preparation of financial statements requires judgments and estimates that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements. The resulting accounting estimates will, by definition, seldom equal the related actual results. The main estimates and assumptions that have a risk of causing an adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.
Judgements:
Financial assets - Investment in BioConnection
During the second quarter of 2022, Pharming entered into a share purchase agreement, following receipt of an offer for all shares in BioConnection B.V. by Gimv Nederland Holding B.V (“Gimv”)., a European investment company listed on Euronext Brussels. The existing shareholders (including Pharming) reached agreement with Gimv on the sale of all issued and outstanding shares to a new holding company (BioConnection Investments B.V.) incorporated by Gimv, followed by a partial re-investment by existing shareholders of the purchase price in the share capital of BioConnection Investments B.V. The re-investment relates to the purchase of ordinary shares and a preference share.
Management made an assessment on the accounting treatment of the agreement and concluded that the sale of the BioConnection ordinary shares and purchase of the BioConnection Investments B.V. ordinary shares shall be considered as a dilution of an existing equity stake in an investment, accounted for using the equity method. Hence Pharming recognized the dilution of its equity stake as a reduction of the carrying amount of the investment accounted for using the equity method. The preference share is valued as an investment in debt instruments designated at FVTPL.

The fair value of the preference share was calculated based on a commonly accepted valuation method, the option pricing model (“OPM”), which considers the share classes as call options on the total shareholders’ equity value according to the rights and preferences of each class of equity. The payoff profile of the share classes was analyzed through a portfolio of call options, with the total equity value of a company as the underlying asset of the options and specific terms for each option calibrated to mirror, in aggregate, the payoff profile of the share classes. Relying on the forward-looking Black-Scholes-Merton (“BSM”) financial instrument pricing framework, the OPM effectively captures the full range of potential outcomes for the share classes at exit. The OPM takes into consideration the full spectrum of risks in terms of future potential upside or downside but does not require explicit estimates of the possible future outcomes. The BSM model is commonly used to price assets on financial markets and allows to estimate the theoretical value of a call option, using six key parameters, namely the underlying equity value, strike price, time to maturity, risk free rate, expected volatility of the underlying equity and dividend yield on the underlying equity. The most important drivers for the fair value using the BSM model are:
•the equity value, for which the determination of its value is highly dependent on the estimate of projected revenues, EBITDA and discount rate;
•volatility; and
•time to maturity.
As a result of this transaction, Pharming has received net cash proceeds $7.3 million (EUR6.9 million) and recognized a gain of $12.2 million.

In the Board of Directors’ judgement, the investment in BioConnection constitutes an investment in an associated company and is therefore not consolidated, as Pharming has significant influence but does not have control of BioConnection and is embargoed by a shareholders agreement between the shareholders of BioConnection from influencing any activity between the two parties which is in any significant way different from the relationship which existed between the two prior to the investment. Further reference is made to Note 12.
Biological Assets
Under IAS 41 “Agriculture”, management is required to assess whether ‘biological assets’ which are contributing to production of our cash flows should be accounted for as assets. Management has assessed Pharming’s biological assets and conclude that these do not qualify to be recognized under the relevant standard IAS 41 “Agriculture” due to their uniqueness and very special transgenic nature and thus all relevant costs are expensed through the income statement.
Estimates:
Revenue
Revenue is recognized when control has been transferred to the customer. Revenue is reduced by chargebacks and rebates for government healthcare programs, discounts to specialty pharmacies and wholesalers, and product returns given or expected to be given, which vary by patient groups. Chargebacks and rebates for healthcare programs depend upon the submission of claims sometime after the initial recognition of the sale. The liability for this variable consideration is made, at the time of sale, for the estimated chargebacks and rebates, mainly U.S. Medicaid, based on available market information and historical experience. Because the amounts are estimated they may not fully reflect the final outcome, and the amounts are subject to change dependent upon, amongst other things, the types of patient groups. The level of these liabilities is being reviewed and adjusted regularly in the light of contractual and legal obligations, historical charges and trends, past experience and projected mixtures of patient groups. The Group acquires this information from both internal resources and external parties.
Future events could cause the assumptions on which the accruals are based to change, which could affect the future results of the Group.

New and revised IFRS standards	New and revised IFRS standards
The Company applied for the first-time certain amendments, which are effective for annual periods beginning on or after January 1, 2022 as disclosed below.
•Amendments to IFRS 3: Reference to the conceptual framework;
•Amendments to IAS 16: Property, plant and equipment - Proceeds before intended use;
•Amendments to IAS 37: Onerous contracts - cost of fulfilling a contract;
•Amendments included in the Annual Improvements to IFRS Accounting Standards 2018-2020 Cycle relating to IFRS 1, IFRS 9, IFRS 16 and IAS 41.
Their adoption has not had any material impact on the disclosures or on the amounts reported in these financial statements. The Company has not early adopted any other standard, interpretation or amendment that has been issued but not yet effective.
The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements, which the Group intends to adopt, if applicable, when they become effective, are disclosed below.
•IFRS 17: Insurance contracts.
•Amendments to IFRS 10 and IAS 28: Sale or contribution of assets between investors and its associate or joint venture.
•Amendments to IAS 1: Classification of Liabilities as Current or Non-current.
•Amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of accounting policies.
•Amendments to IAS 8: Definition of accounting estimates.
•Amendments to IAS 12: Deferred tax related to assets and liabilities arising from a single transaction.
Management does not expect that the adoption of the Standards listed above will have a material impact on the financial statements of the Company in future periods.